TAXES BASED ON INCOME (Details 9) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at beginning of year	$ 121.6	$ 120.3
Additions based on tax positions related to the current year	20.1	15.7
Additions for tax position of prior years	8.3	0.6
Reduction for tax positions of prior years:
Changes in judgment	(4.0)	(5.6)
Settlements	(2.6)	(2.3)
Lapses and statute expirations	(6.2)	(4.4)
Changes due to translation of foreign currencies		(2.7)
Balance at end of year	$ 137.2	$ 121.6